Other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Taxes recoverable (i)	$ 748,785	$ 254,791
Deferred expenses (ii)	329,136	218,790
Advances to suppliers and employees	112,634	80,193
Prepaid expenses (iii)	92,738	31,143
Judicial deposits	6,614	5,711
Other Assets	113,963	72,950
Total	$ 1,403,870	$ 663,578